4. ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Professional fees	$ 132,243	$ 331,494	$ 95,567
Stock subscription	0	270,000	0
Interest	82,760	63,447	44,090
Other current liabilities	63,174	56,024	7,117
Total	$ 278,177	$ 720,965	$ 146,774